Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' deficit
Common stock, shares par value	$ 0.00	$ 0.00	$ 0.00
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	50,041,498	50,806,798	50,383,998
Common stock, shares outstanding	51,128,298	50,806,798	50,383,998